Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39822
Entity Registrant Name	Pharming Group N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Darwinweg 24
Entity Address, Postal Zip Code	2333 CR
Entity Address, City or Town	Leiden
Entity Address, Country	NL
Entity Common Stock, Shares Outstanding	680,308,735
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001828316
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten ordinary shares, nominal value EUR 0.01 per share
Trading Symbol	PHAR
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value EUR 0.01 per share
Trading Symbol	PHAR
Security Exchange Name	NASDAQ
Business contact
Document Information [Line Items]
Entity Address, Address Line One	Darwinweg 24
Entity Address, Postal Zip Code	2333 CR
Entity Address, City or Town	Leiden
Entity Address, Country	NL
Contact Personnel Name	Mr. Fabrice Chouraqui
Country Region	31
City Area Code	71
Local Phone Number	5247 400